Concentration of Credit Risks (Tables)	6 Months Ended
Jun. 30, 2026
Concentration of Credit Risks [Abstract]
Schedule of Concentration of Credit Risks
Revenue concentration	Unaudited 6 months ended June 30,
(% of total net sales)	2026	2025
International computer and hardware manufacturer	15%	9%
International distributor of semiconductor, electronics	15%	9%

Receivables concentration	As of June 30, 2026 (unaudited)		As of December 31, 2025
(% of total accounts receivable and maximum amount of loss due to credit risk)%		USD’000%		USD’000
International computer and hardware manufacturer	17%	856	28%	1,196
International distributor of semiconductor, electronics	12%	617	3%	134
International cables designer and manufacturer	4%	223	11%	460